Business Acquisitions (Details Narrative) (10-K) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 25, 2020	Mar. 02, 2020	Feb. 02, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Stock issued for acquisition				$ 42,500			$ 367,300
Acquisition impairment					$ 228,290	$ 1,041,116	$ 151,218	$ 578,062
Kush Inc [Member]
Stock issued for acquisition, shares			500,000
Stock issued for acquisition			$ 42,500
CBD Life Brands, Inc [Member]
Payments for business acquisition		$ 100,000
Business acquisition, Intangible assets		10,000
Acquisition impairment		$ 90,000
Retail Pro Associates [Member]
Stock issued for acquisition, shares	4,000,000
Stock issued for acquisition	$ 32,480